Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Cash and cash equivalents	211,513	342,065	$ 378,358	$ 424,155
Short-term investments		50,104
Fair Value | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Cash and cash equivalents	211,513	342,065
Fair Value | Level 2 | Retail
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Long-term debt	608,462	309,852
Fair Value | Level 2 | Institutional
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Long-term debt	513,647	507,697
Fair Value | U.S. Treasury Notes | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Short-term investments		50,104
Book Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Cash and cash equivalents	211,513	342,065
Book Value | Retail
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Long-term debt	617,000	342,000
Book Value | Institutional
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Long-term debt	532,722	532,449
Book Value | U.S. Treasury Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Short-term investments		50,104
Institutional
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Fair value assumption, interest rate	7.25%	7.35%